Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhfii-20200625_SupplementTextBlock
Prospectus Supplement

John Hancock Funds II
Blue Chip Growth Fund (the fund)

Supplement dated June 25, 2020 to the current Class A and Class C shares prospectus, as may be supplemented (the Prospectus)

The "Annual fund operating expenses" table and the "Expense example" table in the "Fund summary" section are amended and restated as follows to reflect the fund's management fee schedule effective July 1, 2020:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C
Management fee[1]	0.74	0.74
Distribution and service (Rule 12b-1) fees	0.30	1.00
Other expenses[2]	0.16	0.16
Total annual fund operating expenses	1.20	1.90
Contractual expense reimbursement[3]	-0.06	-0.01
Total annual fund operating expenses after expense reimbursements	1.14	1.89

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
2	"Other expenses" have been restated to reflect contractual changes in transfer agency fees.
3
The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of average daily net assets attributable, to the applicable class. For purposes of this agreement, "expenses of Class A and Class C shares" means all class expenses (including fund expenses attributable, to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. The agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C
Shares		Sold	Not Sold
1 year	610	292	192
3 years	856	596	596
5 years	1,121	1,025	1,025
10 years	1,877	2,221	2,221

Prospectus Supplement

John Hancock Funds II
Blue Chip Growth Fund (the fund)

Supplement dated June 25, 2020 to the current Class I shares prospectus, as may be supplemented (the Prospectus)

The "Annual fund operating expenses" table and the "Expense example" table in the "Fund summary" section are amended and restated as follows to reflect the fund's management fee schedule effective July 1, 2020:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I
Management fee[1]	0.74
Other expenses[2]	0.16
Total annual fund operating expenses	0.90
Contractual expense reimbursement[3]	-0.01
Total annual fund operating expenses after expense reimbursements	0.89

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
2	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class I shares.
3
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I
1 year	91
3 years	286
5 years	497
10 years	1,107

Prospectus Supplement

John Hancock Funds II
Blue Chip Growth Fund
Opportunistic Fixed Income Fund (formerly Global Bond Fund)

Supplement dated June 25, 2020 to the current Class NAV shares prospectus, as may be supplemented (the Prospectus)

The "Annual fund operating expenses" table and the "Expense example" table in the "Fund summary" section for Blue Chip Growth Fund are amended and restated as follows to reflect the fund's management fee schedule effective July 1, 2020:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.74
Other expenses	0.04
Total annual fund operating expenses	0.78
Contractual expense reimbursement[2]	-0.01
Total annual fund operating expenses after expense reimbursements	0.77

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	79
3 years	248
5 years	432
10 years	965

Prospectus Supplement

John Hancock Funds II
Blue Chip Growth Fund
Opportunistic Fixed Income Fund (formerly Global Bond Fund)

Supplement dated June 25, 2020 to the current Class 1 shares prospectus, as may be supplemented (the Prospectus)

The "Annual fund operating expenses" table and the "Expense example" table in the "Fund summary" section for Blue Chip Growth Fund are amended and restated as follows to reflect the fund's management fee schedule effective July 1, 2020:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.74
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Total annual fund operating expenses	0.83
Contractual expense reimbursement[2]	-0.01
Total annual fund operating expenses after expense reimbursements	0.82

1	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
2
The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	84
3 years	264
5 years	460
10 years	1,024

(John Hancock Blue Chip Growth Fund - Class A and C) | (John Hancock Blue Chip Growth Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated to reflect contractual changes in transfer agency fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Not Sold
(John Hancock Blue Chip Growth Fund - Class A and C) | (John Hancock Blue Chip Growth Fund) | Class A
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 610
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	856
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,121
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,877
(John Hancock Blue Chip Growth Fund - Class A and C) | (John Hancock Blue Chip Growth Fund) | Class C
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 292
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	596
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,025
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,221
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	596
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,025
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,221
(John Hancock Blue Chip Growth Fund - Class I) | (John Hancock Blue Chip Growth Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class I shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Blue Chip Growth Fund - Class I) | (John Hancock Blue Chip Growth Fund) | Class I
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.74%	[4]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	497
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,107
(John Hancock Blue Chip Growth Fund - Class NAV) | (John Hancock Blue Chip Growth Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Blue Chip Growth Fund - Class NAV) | (John Hancock Blue Chip Growth Fund) | Class NAV
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.74%	[7]
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[8]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	432
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 965
(John Hancock Blue Chip Growth Fund - Class 1) | (John Hancock Blue Chip Growth Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(John Hancock Blue Chip Growth Fund - Class 1) | (John Hancock Blue Chip Growth Fund) | Class 1
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.74%	[9]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[10]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,024

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
[2]	"Other expenses" have been restated to reflect contractual changes in transfer agency fees.
[3]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of average daily net assets attributable, to the applicable class. For purposes of this agreement, "expenses of Class A and Class C shares" means all class expenses (including fund expenses attributable, to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. The agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[4]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
[5]	"Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class I shares.
[6]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[7]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
[8]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[9]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.
[10]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.